Commitments and Contingencies (Details) - Schedule of Estimated Expense for the Sponsorship Agreements - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Estimated Expense for the Sponsorship Agreements [Abstract]
2024	$ 137,357	$ 162,553